Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 5,279,410	$ 1,178,846
Receivables, net of allowance (Note 5)	34,567	60,749
Prepaids and other current assets	402,352	223,226
Total current assets	5,716,329	1,462,821
Restricted deposit (Note 6)	8,490	8,489
Deposits	100,000	100,000
Property and equipment, net (Note 7)	114,815	172,841
Intangible assets (Note 10)	6,381,563	7,058,366
Total Assets	12,321,197	8,802,517
Current liabilities
Accounts payable and accrued liabilities (Note 11, Note 12 and Note 14)	260,116	522,012
Deferred revenue	45,406	69,273
Notes payable - Related Party (Note 12)	2,567,793	2,604,713
Lease liability (Note 19)	64,921	128,560
Total current liabilities	2,938,236	3,324,558
Non-current liabilities
Lease liability (Note 19)
Notes payable - Related Party (Note 12)
Total liabilities	2,938,236	3,324,558
Equity (Deficit)
Common shares	128,823,181	122,353,525
Class “A” shares	28,247	28,247
Reserves (Note 13)	13,259,645	14,506,758
Cumulative Translation Adjustment	164,318	154,970
Deficit	(126,376,607)	(125,182,412)
Equity (Deficit) total	15,898,784	11,861,088
Non-controlling interest (Note 8)	(6,515,823)	(6,383,129)
Total Equity	9,382,961	5,477,959
Total Liabilities and Equity	$ 12,321,197	$ 8,802,517